ROPES & GRAY LLP 1211 AVENUE OF THE AMERICAS NEW YORK, NY 10036-8704 WWW.ROPESGRAY.COM

June 14, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Highland Funds II
Registration Statement on Form N-14
(File Nos. 033-51308 and 811-07142)

Ladies and Gentlemen:

On behalf of Highland Funds II (the “Trust”), we are filing today a registration statement on Form N-14 (the “Registration Statement”) relating to the issuance of shares in connection with the reorganizations of Highland International Equity Fund and Highland Global Select Equity Fund, each a series of the Trust, into Highland Global Allocation Fund, also a series of the Trust, by electronic submission via EDGAR.

The Registration Statement is proposed to become effective on July 15, 2013 pursuant to Rule 488 under the Securities Act of 1933, as amended.

No fees are required in connection with this filing. Please direct any questions concerning this filing to me at (212) 596-9209.

Sincerely,

/s/ Reid B. Adams

Reid B. Adams

cc:	Ethan Powell, Highland Capital Management Fund Advisors, L.P.
Rajib Chanda, Ropes & Gray LLP